Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Postretirement Benefit Plans

(9)  Postretirement Benefit Plans

(a)  Employee Savings Plans

Our company and several of our U.S.-based subsidiaries sponsor various 401(k) savings plans, to which eligible domestic employees may voluntarily contribute a portion of their income, subject to statutory limitations. In addition to the participants’ own contributions to these 401(k) savings plans, we match such contributions up to a designated level. Total matching contributions related to employee savings plans were $8.8 million, $7.6 million and $6.9 million in 2012, 2011 and 2010, respectively.

(b)  U.K. Pension Plans

Changes in benefit obligations, plan assets, funded status and amounts recognized on the accompanying balance sheet as of and for the years ended December 31, 2012 and 2011, for our Defined Benefit Plan were as follows (in thousands):

	2012	2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$14,966	$14,391
Interest cost	742	773
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)

Benefit obligation at end of year	$18,340	$14,966

Change in plan assets
Fair value of plan assets at beginning of year	$11,272	$10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)

Fair value of plan assets at end of year	$14,043	$11,272

Funded status	$(4,297)	$(3,694)

Accumulated benefit obligation	$18,340	$14,966

The net amounts recognized in the accompanying consolidated balance sheets are shown in current liabilities and were $4.3 million and $3.7 million for the years ended December 31, 2012 and 2011, respectively.

The following represents the amounts recognized in other comprehensive income (loss) for the year ended December 31, 2012:

Amortization of net loss	(114)
Amortization of prior service cost	(422)
New actuarial gains	1,212
Foreign exchange impact	419

Total	$1,095

The amortization of prior service cost is expected to be approximately $0.4 million in 2013.

Amounts recognized in accumulated other comprehensive income (loss) for the years ending December 31, 2012 and 2011 are as follows:

	2012	2011
Net actuarial loss	$4,098	$2,825
Prior service costs	4,754	4,932

Net amount recognized	$8,852	$7,757

The measurement dates used to determine plan assets and benefit obligations for the Defined Benefit Plan were December 31, 2012 and 2011.

The following table provides the weighted-average actuarial assumptions:

	2012	2011
Assumptions used to determine benefit obligations(1):
Discount rate	4.30%	4.90%
Rate of compensation increase	3.65%	3.75%
Assumptions used to determine net periodic benefit cost(2):
Discount rate	4.90%	5.30%
Expected long-term return on plan assets	5.40%	6.40%
Rate of compensation increase	3.75%	4.15%

(1)	The actuarial assumptions used to compute the unfunded status for the plan are based upon information available as of December 31, 2012 and 2011.

(2)	The actuarial assumptions used to compute the net periodic pension benefit cost are based upon the information available as of the beginning of the presented year.

The actuarial assumptions are reviewed on an annual basis. The overall expected long-term rate of return on plan assets assumption was determined based on historical investment return rates on portfolios with a high proportion of equity securities.

The annual cost of the Defined Benefit Plan is as follows (in thousands):

	2012	2011	2010
Interest cost	$742	$773	$717
Expected return on plan assets	(636)	(731)	(597)
Amortization of net loss	114	32	20
Amortization of prior service cost	422	427	—
Curtailment loss (gain)	—	—	—

Net periodic benefit cost	$642	$501	$140

The plan assets of the Defined Benefit Plan comprise a mix of stocks and fixed income securities and other investments. At December 31, 2012, these stocks and fixed income securities represented 69% and 31%, respectively, of the market value of the pension assets. We expect to contribute approximately £0.6 million (or $0.9 million at December 31, 2012) to the Defined Benefit Plan in 2013. We expect that the benefits to be paid to plan participants will range between approximately $0.3 million and $0.4 million per year for each of the next five years and that benefits totaling $0.5 million will be paid annually for the five years thereafter.

Our overall investment strategy is to ensure the investments are spread across a range of investments varying by both investment class and geographical location which is achieved by investing largely in equity and fixed income funds. Spreading the investments in this manner reduces the risk of a decline in a particular market having a substantial impact on the whole fund. The target allocation for the plan assets is a 70% holding in equities (both in the U.K. and overseas), with the remaining assets invested in investment grade corporate bonds.

The fair values of our pension plan assets at December 31, 2012 and 2011 by asset category are presented in the following table (Level 2 in the fair value hierarchy).

	Plan Assets at December 31,
Asset Category	2012	2011
Equity securities:
U.K. equities	$4,807	$3,805
Overseas equities	2,532	1,993
U.S. equities	2,219	1,789
Debt securities — corporate bonds	4,286	3,450
Other — cash	198	235

Total plan assets	$14,042	$11,272

The table above presents the fair value of our plan’s assets in accordance with the fair value hierarchy. The pension plan assets are measured using net asset value per share (or its equivalent) and are reported as a Level 2 investment above due to our ability to redeem the investment either at the balance sheet date or within limited time restrictions.

Unipath Limited, or Unipath, contributed $0.4 million in 2012, $0.3 million in 2011 and $0.4 million in 2010 to a Defined Contribution Plan, which was recognized as an expense in the accompanying consolidated statement of operations.